Basis of preparation (Tables)	3 Months Ended
Mar. 31, 2018
Basis of preparation [Abstract]
Summary of adjustments arising from application of IFRS 9 and IFRS
Summary of adjustments arising from application of IFRS 9 and IFRS 16 as of December 31, 2017

		IFRS 9 Adjustments
($ in thousands)	As reported	Expected credit losses (*)	Modification of financial liabilities	Hedge accounting	IFRS 16 Adjustments	Restated at December 31, 2017
Contracted concessional assets	9,084,270	(53,048)			62,982	9,094,204
Deferred tax assets	165,136	14,866	(3,055)			176,947

Long- term project debt	5,228,917		(39,599)			5,189,318
Grants and other liabilities	1,636,060				62,982	1,699,042
Deferred tax liabilities	186,583		8,849			195,432

Other Reserves	80,968			1,326		82,294
Retained Earnings	(477,214)	(38,182)	27,695	(1,326)		(489,027)

(*) The expected credit losses provision only applies to the concessional assets recorded as financial assets for an amount before provision of $936,004 thousand as of December 31, 2017 (see Note 6).